Summary of material accounting policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	unit of production based upon estimated proven and probable reserves.
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	3-30 years over straight-line basis or units of production based upon estimated proven and probable reserves as applicable.
Corporate office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	3-10 years over straight-line basis.